Form N-CSR Cover	12 Months Ended
Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Update to correct iXBRL tagging.
Registrant Name	Artisan Partners Funds Inc.
Entity Central Index Key	0000935015
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024